SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2019
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Office and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 4 Years
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over the shorter of the estimated useful life of the asset or the lease term
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over the lease term
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line over 25 Years